Accounts receivable, net (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Accounts receivable, net
Accounts receivable	$ 5,280,174	$ 5,161,469	$ 4,297,966
Allowance for credit losses	(894,223)	(566,572)	(345,310)	$ (187,618)
Total accounts receivable, net	$ 4,385,951	$ 4,594,897	$ 3,952,655